DEBT - Narrative (Details) $ / shares in Units, shares in Thousands, $ in Thousands	1 Months Ended	3 Months Ended		12 Months Ended		24 Months Ended
	Feb. 28, 2022 USD ($) $ / shares shares	Mar. 31, 2024 USD ($)	Mar. 31, 2023 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Oct. 31, 2022 USD ($) tranche
Debt Instrument [Line Items]
Proceeds from the issuance of debt				$ 0	$ 128,863
Reclassification of warrant liabilities to equity					712
Secured Debt
Debt Instrument [Line Items]
Debt interest expense		$ 8,100	$ 7,600
Amortization of debt discount and accretion		1,200	$ 1,200
2020 Loan Agreement | Secured Debt
Debt Instrument [Line Items]
Proceeds from the issuance of debt						$ 200,000
Number of tranches | tranche						7
Total long-term debt		$ 200,000		$ 200,000
Annual interest rate (as a percent)		8.30%		8.30%
Equal payments of principal and interest period if interest only period is extended (in months)		23 months		23 months
Upfront licensing or partnership proceeds raised		$ 100,000		$ 100,000
Equal payments of principal period if interest only period is extended (in months)		11 months		11 months
Percentage of principal amount for final payment (as a percent)		9.00%		9.00%
Periodic payment terms, final payment amount		$ 18,000		$ 18,000
Minimum cash balance		$ 20,000		20,000
Debt interest expense				31,800	18,200
Amortization of debt discount and accretion				$ 4,900	$ 3,400
2020 Loan Agreement | Secured Debt | Warrants Issued Concurrently With 2022 Loan Agreement
Debt Instrument [Line Items]
Warrants issued (in shares) | shares	40
Warrant price (in dollars per share) | $ / shares	$ 45.00
Reclassification of warrant liabilities to equity	$ 700
2020 Loan Agreement | Secured Debt | SOFR | Debt Instrument Rate One
Debt Instrument [Line Items]
Basis spread on variable rate (as a percent)		0.10%		0.10%
2020 Loan Agreement | Secured Debt | SOFR | Debt Instrument Rate Two
Debt Instrument [Line Items]
Basis spread on variable rate (as a percent)		8.19%		8.19%
2020 Loan Agreement | Secured Debt | Minimum
Debt Instrument [Line Items]
Prepayment fee (as a percent)		1.00%		1.00%
2020 Loan Agreement | Secured Debt | Maximum
Debt Instrument [Line Items]
Prepayment fee (as a percent)		3.00%		3.00%